Goodwill - Summary of Carrying Amounts of Goodwill Allocated to Cash-generating Units (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 52,541,905	$ 1,674,909	$ 52,525,342	$ 1,674,381	$ 52,419,427	$ 52,313,399
Packaging segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	35,430,752	1,129,447	35,437,523
Testing segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	13,440,470	428,450	13,489,766
EMS Segment [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,655,360	116,524	3,449,952
All other segments [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 15,323	$ 488	$ 148,101